CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ (8,422)	$ 2	$ 2,804	$ (8,420)	$ 5,944
Depreciation, depletion, amortization and impairment	11,701	3,730	3,819	15,431	7,535
Non-current liabilities, valuation allowances, and deferred taxes	(796)	(661)	239	(1,457)	379
(Gains) losses on disposals of assets	(131)	(209)	(191)	(340)	(364)
Undistributed affiliates' equity earnings	978	(587)	(168)	391	(474)
(Increase) decrease in working capital	431	(884)	(317)	(453)	(3,287)
Other changes, net	(282)	(92)	65	(374)	147
Cash flow from operating activities	3,479	1,299	6,251	4,778	9,880
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(2,409)	(2,364)	(2,881)	(4,773)	(5,585)
Acquisitions of subsidiaries, net of cash acquired		(188)	(208)	(188)	(208)
Investments in equity affiliates and other securities	(136)	(1,534)	(437)	(1,670)	(1,190)
Increase in non-current loans	(733)	(295)	(370)	(1,028)	(500)
Total expenditures	(3,278)	(4,381)	(3,896)	(7,659)	(7,483)
Proceeds from disposals of intangible assets and property, plant and equipment	219	44	155	263	163
Proceeds from disposals of subsidiaries, net of cash sold	12	142	(1)	154	146
Proceeds from disposals of non-current investments	20	295	58	315	266
Repayment of non-current loans	99	126	353	225	487
Total divestments	350	607	565	957	1,062
Cash flow used in investing activities	(2,928)	(3,774)	(3,331)	(6,702)	(6,421)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	374		449	374	450
Issuance (repayment) of shares: Treasury shares	(2)	(609)	(1,279)	(611)	(1,770)
Dividends paid: Parent company shareholders	(1,928)	(1,882)	(2,935)	(3,810)	(4,765)
Dividends paid: Non-controlling interests	(76)		(93)	(76)	(93)
Payments on perpetual subordinated notes	(134)	(97)	(175)	(231)	(315)
Other transactions with non-controlling interests	(22)	(48)		(70)	(150)
Net issuance (repayment) of non-current debt	15,430	42	2,331	15,472	3,581
Increase (decrease) in current borrowings	(6,604)	2,785	37	(3,819)	(1,489)
Increase (decrease) in current financial assets and liabilities	449	(2,995)	(164)	(2,546)	(58)
Cash flow from (used in) financing activities	7,487	(2,804)	(1,829)	4,683	(4,609)
Net increase (decrease) in cash and cash equivalents	8,038	(5,279)	1,091	2,759	(1,150)
Effect of exchange rates	55	(439)	200	(384)	(34)
Cash and cash equivalents at the beginning of the period	21,634	27,352	25,432	27,352	27,907
Cash and cash equivalents at the end of the period	$ 29,727	$ 21,634	$ 26,723	$ 29,727	$ 26,723